SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF GEOGRAPHICAL INFORMATION

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2021
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$537,647	$291,772	$20,959,707	$21,789,126
Investment in joint venture	1,445,251	-	-	1,445,251
Property and equipment	2,787,273	276,961	-	3,064,234
Patents and licenses	-	528,476	-	528,476
Right of use asset	150,134	176,756	-	326,890
Total Assets	$4,920,305	$1,273,965	$20,959,707	$27,153,977

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$209,100	$-	$-	$209,100
Selling, marketing and administration	$(1,563,829)	$(5,460,915)	$(2,030,784)	$(9,055,528)
Research and development	(4,849,553)	(2,679,452)	(636,123)	(8,165,128)
Gain on contribution of intellectual property to joint venture	2,587,500	-	-	2,587,500
Interest expense	(35,043)	(32,632)	(296,944)	(364,619)
Forgiveness of Covid-19 government support loans	-	186,747	-	186,747
Other income, including interest	-	-	75,084	75,084
Share of loss in joint venture	(1,142,249)	-	-	(1,142,249)
Net loss	$(4,794,074)	$(7,986,252)	$(2,888,767)	$(15,669,093)

2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686
Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(1,182,054)	$(5,495,161)	$(1,460,783)	$(8,137,998)
Research and development	(3,269,873)	(1,447,729)	(1,916,715)	(6,634,317)
Interest expense	(20,181)	(24,474)	(893,248)	(937,903)
Credit loss on receivable from the sale of discontinued operation	-	-	(2,500,000)	(2,500,000)
Other income, including interest	-	-	41,148	41,148
Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)

2019
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517
Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(217,416)	$(5,126,260)	$(1,353,711)	$(6,697,387)
Research and development	(218,900)	(107,161)	(1,757,754)	(2,083,815)
Impairment of long lived assets	-	-	(1,764,459)	(1,764,459)
Interest expense	(4,705)	-	(815,206)	(819,911)
Amortization of debt issuance costs	-	-	(372,340)	(372,340)
Other income, including interest	-	-	10,540	10,540
Income tax recovery	-	292,740	-	292,740
Net loss from continuing operations	(441,021)	(4,940,681)	(6,052,930)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757
Net income (loss)	$5,040,736	$(4,940,681)	$(6,052,930)	$(5,952,875)